Share-based Payment Expense - Summary of Share-based Payment Expense, Continuing Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based payment expense	€ 60	€ 44	€ 26
Performance Share Plans and Restricted Share Plan Expense [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based payment expense	57	38	25
Share Option Expense [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based payment expense	€ 3	€ 6	€ 1